PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 10.2%
240,768  Vanguard FTSE
Developed Markets
ETF
$ 14,426,819
7.7
54,569  Vanguard FTSE
Emerging Markets ETF
2,956,548
1.5
32,841  Vanguard Long-Term
Treasury ETF
1,867,339
1.0
Total Exchange-Traded
Funds
(Cost $15,086,452)
19,250,706
10.2
MUTUAL FUNDS : 89.7%
Affiliated Investment Companies : 89.7%
101,823  Voya Intermediate
Bond Fund - Class R6
902,147
0.5
1,253,323  Voya Large Cap Value
Portfolio - Class R6
7,231,673
3.8
795,306  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
9,782,268
5.2
2,509,702  Voya Multi-Manager
International Equity
Fund - Class I
31,521,852
16.8
600,437  Voya Multi-Manager
Mid Cap Value Fund
- Class I
5,926,309
3.2
89,763  Voya Russell
TM
Large
Cap Growth Index
- Class I
7,670,248
4.1
42,647  Voya Small Cap
Growth Fund - Class
R6
1,996,310
1.1
240,622  Voya Small Company
Fund - Class R6
3,797,019
2.0
3,353,421  Voya U.S. Stock Index
Portfolio - Class I
69,818,224
37.1
270,173  VY
®
Invesco Comstock
Portfolio - Class I
5,525,037
2.9
510,985  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
13,725,057
7.3
437,759  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
4,994,831
2.7
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
61,672  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 5,665,202
3.0
Total Mutual Funds
(Cost $147,686,890)
168,556,177
89.7
Total Long-Term
Investments
(Cost $162,773,342)
187,806,883
99.9
Total Investments in
Securities
(Cost $162,773,342) $ 187,806,883 99.9
Assets in Excess of
Other Liabilities 188,301 0.1
Net Assets $ 187,995,184 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 19,250,706 $ — $ — $ 19,250,706
Mutual Funds 168,556,177 — — 168,556,177
Total Investments, at fair value $ 187,806,883 $ — $ — $ 187,806,883
Liabilities Table
Other Financial Instruments+
Futures $ (7,347) $ — $ — $ (7,347)
Total Liabilities $ (7,347) $ — $ — $ (7,347)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 3,417,584 $ 1,000,676 $ (3,559,521) $ 43,408 $ 902,147 $ 39,819 $ (8,351) $ —
Voya Large Cap Value Portfolio -
Class R6
6,443,781 1,967,023 (514,112) (665,019) 7,231,673 2,772 117,063 1,079,267
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
8,230,862 625,432 (1,286,116) 2,212,090 9,782,268 — 234,619 —
Voya Multi-Manager International
Equity Fund - Class I
26,785,558 5,162,206 (5,127,784) 4,701,872 31,521,852 — 1,146,152 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
5,598,116 2,374,794 (2,144,434) 97,833 5,926,309 — 72,950 —
Voya Russell
TM
Large Cap Growth
Index - Class I
7,017,178 3,209,862 (1,980,473) (576,319) 7,670,248 15,673 1,211,581 876,479
Voya Short Duration Bond Fund -
Class R6
836,041 11,341 (846,487) (895) — 5,797 3,585 —
Voya Small Cap Growth Fund -
Class R6
2,338,152 218,597 (618,479) 58,040 1,996,310 — 103,048 —
Voya Small Company Fund - Class
R6
3,602,433 473,224 (498,764) 220,126 3,797,019 — 34,600 —
Voya U.S. Stock Index Portfolio -
Class I
59,326,741 15,667,564 (6,093,975) 917,894 69,818,224 34,197 1,156,870 7,009,848
VY
®
Invesco Comstock Portfolio -
Class I
4,852,938 1,189,892 (456,013) (61,780) 5,525,037 16,710 23,238 628,795
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
12,644,348 3,146,483 (1,596,466) (469,308) 13,725,057 69,262 (101,475) 1,828,076
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
5,619,691 2,600,938 (2,747,079) (478,719) 4,994,831 — 496,267 517,085

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution 2055 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 5,168,360 $ 1,590,475 $ (588,251) $ (505,382) $ 5,665,202 $ — $ 210,781 $ 1,037,965
$ 151,881,783 $ 39,238,507 $ (28,057,954) $ 5,493,841 $ 168,556,177 $ 184,230 $ 4,700,928 $ 12,977,515
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 42 12/31/25 $ 4,586,203 $ (3,035)
$ 4,586,203 $ (3,035)
Short Contracts:
3-month SOFR (19) 03/17/26 (4,574,962) (4,312)
$ (4,574,962) $ (4,312)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 25,056,610
Gross Unrealized Depreciation (23,069)
Net Unrealized Appreciation $ 25,033,541